EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure Of Earnings Per Share [Abstract]
Schedule of outstanding stock options, share warrant obligations, RSUs and DSUs

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	$	$	$	$
Net earnings (loss)	(17,199,681)	123,012,973	22,413,578	(71,591,031)
Basic weighted average number of common shares outstanding	191,791,723	189,007,819	190,605,623	152,985,749
Basic earnings (loss) per share	(0.09)	0.65	0.12	(0.47)

Basic weighted average number of common shares outstanding	191,791,723	189,007,819	190,605,623	152,985,749
Plus dilutive impact of stock options, RSUs, DSUs, and warrants	—	15,702,038	7,331,235	—
Diluted weighted average number of common shares outstanding	191,791,723	204,709,857	197,936,858	152,985,749
Diluted earnings (loss) per share	(0.09)	0.60	0.11	(0.47)